Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments

23 Financial instruments

Financial assets

Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
	£ 000	£ 000	£ 000	£ 000
Cash and cash equivalents	839	1,029	839	1,029
Trade and other receivables	2,799	1,316	2,799	1,316
	3,638	2,165	3,638	2,165

Financial assets:

The fair value of financial assets is based on the expectation of recovery of balances. All balances are expected to be received in full.

Financial liabilities

Financial liabilities at amortized cost

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	2,128	1,895	2,128	1,895
Borrowings	6,309	—	6,309	—
Lease liabilities	1,021	1,166	1,021	1,166
	9,458	3,061	9,458	3,061

Valuation methods and assumptions

Financial liabilities at amortized cost

The fair value of trade and other payables is estimated as the present value of future cash flows, discounted at the market rate of interest at the balance sheet date if the effect is material. Due to their short maturities, the fair value of the trade and other payables approximates to their book value.

The total interest expense for financial liabilities not held at fair value through profit or loss is £801,000 (2019: £61,000).